CONCENTRATIONS	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
CONCENTRATIONS

13 - CONCENTRATIONS

During the year ended December 31, 2016, the Company recorded revenue from three customers in excess of 10% of the Company’s revenue in the amounts of $1,000,000, $999,666 and $453,202, which represent 41%, 41% and 18% of the Company’s revenue for that period. During the year ended December 31, 2015, the Company recorded revenue from two customers in excess of 10% of the Company’s revenue in the amounts of $1,100,000 and $389,385, which represent 74% and 26% of the Company’s revenue for that period. As of December 31, 2016, accounts receivable consisted of amounts due from two customers which represented 64% and 36% of the outstanding accounts receivable balance. As of December 31, 2015, accounts receivable consisted of amounts due from two customers which represented 67% and 33% of the outstanding accounts receivable balance.